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Supplement Dated October 21, 2025, to the Statement of Additional Information

Statement of Additional Information Text Changes

Appendix A to the Statement of Additional Information is amended to add the following additional information:

Proxy Voting under Vanguard Investor Choice

The Board of Trustees of Vanguard Index Funds has approved, beginning in 2026, the inclusion of Vanguard 500 Index Fund and Vanguard Extended Market Index Fund in Vanguard Investor Choice (Investor Choice). The Board of Trustees of Vanguard Institutional Index Funds has approved, beginning in 2026, the inclusion of Vanguard Institutional Index Fund in Investor Choice. Collectively, these three funds will join Vanguard Growth Index Fund, Vanguard Value Index Fund, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard S&P 500 Growth Index Fund, Vanguard ESG U.S. Stock ETF, Vanguard Russell 1000 Index Fund, Vanguard Mega Cap Index Fund, Vanguard Dividend Appreciation Index Fund, Vanguard High Dividend Yield Index Fund, Vanguard Tax-Managed Capital Appreciation Fund, and Vanguard Tax-Managed Small-Cap Fund, which were previously included in Investor Choice (together, the Participating Funds).

With Investor Choice, Fund shareholders may choose from among a number of different proxy voting policies through which they may direct how their pro-rata ownership interest in Participating Funds will vote on proposals presented for a vote at the shareholder meetings of certain portfolio companies within the Participating Funds with record dates occurring after the shareholder has selected a proxy voting policy.

Additional Details Regarding Investor Choice in 2026

Additional details, including the timing, material updates to proxy voting policies from which eligible Fund shareholders may select, and the means by which Fund shareholders may receive communications in order to make a policy selection, will be included in a future supplement to the Statement of Additional Information to be filed in early 2026.

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